Item 1.  Schedule of Investments


 T. Rowe Price New Horizons Fund
 (Unaudited) March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                           Shares        Value
 (Cost and value in $ 000s)

 COMMON STOCKS & WARRANTS  99.8%
 CONSUMER DISCRETIONARY  21.3%
 Hotels, Restaurants & Leisure  6.1%
 BJ's Restaurants *++*                                 500,000       8,726

 Great Wolf Resorts *                                  281,500       7,023

 Orient-Express, Class A                               350,000       9,135

 Panera Bread, Class A *                               1,250,000     70,663

 PF Chang's China Bistro *                             1,000,000     59,800

 Rare Hospitality International *                      1,125,000     34,740

 Sonic *                                               950,000       31,730

 Station Casinos                                       1,175,000     79,371

 Texas Roadhouse, Class A *                            77,000        2,162

 WMS Industries *                                      1,500,000     42,240

                                                                     345,590

 Household Durables  4.0%
 Ryland Group                                          1,000,000     62,020

 Toll Brothers *                                       1,800,000     141,930

 Yankee Candle Company *                               700,000       22,190

                                                                    226,140

 Internet & Catalog Retail  0.4%
 Blue Nile *                                           150,000       4,148

 FTD Group *                                           445,000       5,393

 priceline.com *                                       600,000       15,120

                                                                     24,661

 Media  3.8%
 ADVO                                                  1,125,000     42,131

 Catalina Marketing                                    1,100,000     28,490

 Cox Radio, Class A *                                  1,000,000     16,810

 Entercom Communications *                             1,000,000     35,520

 Radio One, Class D *                                  1,400,000     20,650

 Regent Communications *                               1,750,000     9,362

 Spanish Broadcasting, Class A *+                      2,500,000     25,650

 TiVo *                                                1,000,000     5,170

 XM Satellite Radio Holdings, Class A *                850,000       26,775

                                                                     210,558

 Multiline Retail  1.0%
 Tuesday Morning *+                                    2,000,000     57,740

                                                                     57,740

 Specialty Retail  6.0%
 AC Moore Arts & Crafts *+                             1,000,000     26,660

 AnnTaylor Stores *                                    1,250,000     31,987

 Christopher & Banks +                                 2,000,000     35,200

 Hot Topic *                                           750,000       16,388

 Linens 'n Things *                                    600,000       14,898

 O'Reilly Automotive *                                 1,800,000     89,154

 Pantry *                                              750,000       23,228

 Petco *                                               1,250,000     46,012

 Select Comfort *                                      400,000       8,176

 The Finish Line, Class A +                            1,900,000     43,985

                                                                     335,688

 Total Consumer Discretionary                                        1,200,377

 ENERGY  5.9%
 Energy Equipment & Services  4.9%
 BJ Services *                                         300,000       15,564

 Cooper Cameron *                                      250,000       14,302

 FMC Technologies *                                    1,500,000     49,770

 Grant Prideco *                                       1,600,000     38,656

 Helmerich & Payne                                     800,000       31,752

 Hydril *                                              531,000       31,016

 Key Energy Services *                                 1,500,000     17,205

 National Oilwell Varco *                              584,520       27,297

 Smith International                                   200,000       12,546

 Tidewater                                             500,000       19,430

 W-H Energy Services *                                 784,000       18,761

                                                                     276,299

 Oil & Gas  1.0%
 Bill Barrett *                                        199,600       5,771

 Cimarex Energy *                                      550,000       21,450

 Encore Acquisition *                                  620,000       25,606

                                                                     52,827

 Total Energy                                                        329,126

 FINANCIALS  8.1%
 Capital Markets  3.1%
 Affiliated Managers Group *                           531,000       32,938

 GFI Group *                                           108,400       2,908

 Greenhill                                             250,000       8,950

 Investors Financial Services                          900,000       44,019

 Legg Mason                                            525,000       41,024

 National Financial Partners                           550,000       21,890

 optionsXpress Holdings *                              260,000       4,209

 Waddell & Reed Financial, Class A                     950,000       18,753

                                                                     174,691

 Commercial Banks  1.5%
 Boston Private Financial                              350,000       8,312

 Signature Bank *                                      83,400        2,211

 Silicon Valley Bancshares *                           266,000       11,720

 Texas Capital Bancshares *                            600,000       12,600

 UCBH Holdings                                         1,200,000     47,880

                                                                     82,723

 Consumer Finance  0.9%
 Advance America Cash Advance Centers                  918,000       14,211

 First Marblehead *                                    500,000       28,765

 Moneygram International                               500,000       9,445

                                                                     52,421

 Diversified Financial Services  0.9%
 CapitalSource *                                       2,000,000     46,000

 International Securities Exchange *                   182,000       4,732

                                                                     50,732

 Insurance  1.3%
 Direct General                                        600,000       12,324

 Hub International                                     400,000       7,720

 Infinity Property & Casualty                          950,000       29,697

 MaxRe Capital                                         800,000       18,824

 Scottish Annuity & Life                               150,000       3,378

                                                                     71,943

 Thrifts & Mortgage Finance  0.4%
 Delta Financial                                       1,000,000     8,750

 Radian                                                350,000       16,709

                                                                     25,459

 Total Financials                                                    457,969

 HEALTH CARE  19.4%
 Biotechnology  6.1%
 Abgenix *                                             950,000       6,650

 Acadia Pharmaceuticals *                              786,385       5,426

 Alexion Pharmaceutical *                              764,000       16,552

 Alkermes *                                            1,700,000     17,646

 Amylin Pharmaceuticals *                              575,000       10,057

 BioCryst Pharmaceuticals *                            300,000       1,383

 Cephalon *                                            699,500       32,758

 Cubist Pharmaceuticals *                              1,000,000     10,620

 Cytogen *                                             248,000       1,436

 Cytokinetics *                                        150,000       984

 deCode Genetics *                                     1,648,300     9,395

 Diversa *                                             1,400,000     6,972

 Dynavax Technologies *                                400,000       1,868

 Encysive Pharmaceuticals *                            400,000       4,088

 EXACT Sciences *                                      400,000       1,428

 Exelixis *                                            1,350,000     9,153

 Eyetech Pharmaceuticals *                             270,000       7,425

 Favrille *                                            100,000       508

 Human Genome Sciences *                               800,000       7,376

 Idenix Pharmaceuticals *                              300,000       5,955

 Incyte Genomics *                                     400,000       2,732

 Keryx Biopharmaceuticals *                            275,000       3,674

 Kosan Biosciences *                                   350,000       1,435

 Lexicon Genetics *                                    1,000,000     5,110

 Martek Biosciences *                                  350,000       20,366

 Memory Pharmaceuticals *                              500,000       2,190

 Momenta Pharmaceuticals *                             1,000,000     8,470

 Myogen *                                              750,000       5,918

 Myogen, Warrants, 9/29/09 *++*                        113,000       10

 Myriad Genetics *                                     1,000,000     18,390

 Neurocrine Biosciences *                              1,000,000     38,060

 NPS Pharmaceuticals *                                 1,200,000     15,144

 Protein Design Labs *                                 350,000       5,596

 Rigel Pharmaceuticals *                               400,000       6,416

 Senomyx *                                             1,000,000     11,910

 Serologicals *                                        250,000       6,110

 Threshold Pharmaceuticals *                           345,000       2,067

 Transkaryotic Therapies *                             350,000       8,738

 Trimeris *                                            625,000       7,037

 Vertex Pharmaceuticals *                              675,000       6,318

 Vicuron Pharmaceuticals *                             425,000       6,698

 ViroPharma *                                          600,000       1,404

                                                                     341,473

 Health Care Equipment & Supplies  0.9%
 Advanced Neuromodulation Systems *                    300,000       8,043

 Analogic                                              120,000       5,190

 Conor Medsystems *                                    125,000       2,036

 Endologix *                                           682,500       3,924

 Integra LifeSciences *                                544,100       19,163

 Regeneration Technologies *                           187,978       1,938

 Symmetry Medical *                                    75,000        1,427

 Wilson Greatbatch Technologies *                      400,000       7,296

 Wright Medical Group *                                208,000       4,992

                                                                     54,009

 Health Care Providers & Services  10.9%
 Advisory Board *                                      692,000       30,240

 Community Health System *                             1,000,000     34,910

 Coventry Health Care *                                1,275,000     86,879

 Davita *                                              2,850,000     119,272

 HealthStream *+                                       2,405,000     6,710

 Henry Schein *                                        3,800,000     136,192

 LabOne *                                              300,000       10,344

 LCA-Vision                                            250,000       8,325

 Omnicare                                              3,000,000     106,350

 Symbion *                                             500,000       10,685

 United Surgical Partners International *              350,000       16,020

 VCA Antech *                                          1,600,000     32,368

 WellChoice *                                          300,000       15,993

                                                                     614,288

 Pharmaceuticals  1.5%
 Able Laboratories *                                   700,000       16,422

 Atherogenics *                                        850,000       11,126

 Inspire Pharmaceuticals *                             1,200,000     9,792

 Medicines Company *                                   1,000,000     22,660

 Nektar Therapeutics *                                 300,000       4,182

 Noven Pharmaceuticals *                               375,000       6,360

 Taro Pharmaceuticals *                                210,000       6,628

 Theravance *                                          67,800        1,237

 Theravance *++*                                       65,000        1,068

 Theravance, Series D1 *++*                            331,183       5,440

                                                                     84,915

 Total Health Care                                                   1,094,685

 INDUSTRIALS & BUSINESS SERVICES  17.2%
 Aerospace & Defense  1.4%
 Armor Holdings *                                      825,000       30,599

 HEICO, Class A                                        600,000       9,522

 Mercury Computer Systems *                            350,000       9,653

 MTC Technologies *                                    200,000       6,500

 Triumph Group *                                       594,100       23,134

                                                                     79,408

 Air Freight & Logistics  0.1%
 EGL *                                                 300,000       6,840

                                                                     6,840

 Commercial Services & Supplies  11.1%
 Apollo Group, Class A *                               3,265,270     241,826

 Bright Horizons Family Solutions *                    300,000       10,122

 Charles River Associates *                            107,700       5,315

 Corporate Executive Board                             798,800       51,083

 Education Management *                                1,400,000     39,130

 First Advantage, Class A *                            283,700       5,958

 Intersections *                                       700,000       10,185

 Laureate *                                            1,650,000     70,604

 LECG *                                                400,000       7,840

 Mobile Mini *+                                        1,100,000     44,451

 Resources Global Professionals *                      996,000       20,846

 School Specialty *+                                   1,500,000     58,740

 Tetra Tech *                                          900,000       11,358

 Waste Connections *                                   1,400,000     48,650

                                                                     626,108
 Industrial Conglomerates  1.2%
 Roper Industries                                      1,000,000     65,500

                                                                     65,500

 Machinery  2.7%
 Actuant, Class A *                                    1,265,000     56,824

 Oshkosh Truck                                         1,150,000     94,288

                                                                     151,112

 Trading Companies & Distributors  0.7%
 Interline Brands *                                    567,900       10,853

 MSC Industrial Direct, Class A                        850,000       25,976

                                                                     36,829

 Total Industrials & Business Services                               965,797

 INFORMATION TECHNOLOGY  22.2%
 Communications Equipment  1.2%
 ADTRAN                                                1,300,000     22,932

 F5 Networks *                                         125,000       6,311

 Foundry Networks *                                    1,000,000     9,900

 Harmonic *                                            800,000       7,648

 Packeteer *                                           800,000       12,312

 Tekelec *                                             500,000       7,970

                                                                     67,073

 Computers & Peripherals  0.1%
 Emulex *                                              175,000       3,297

                                                                     3,297

 Electronic Equipment & Instruments  1.4%
 Cogent *                                              150,000       3,777

 Daktronics *                                          150,000       3,248

 Digital Theater Systems *                             600,000       10,866

 Molex                                                 100,000       2,636

 National Instruments                                  750,000       20,287

 Orbotech *                                            659,400       14,441

 Scansource *                                          150,000       7,775

 Trimble Navigation *                                  550,000       18,595

                                                                     81,625

 Internet Software & Services  2.0%
 Autobytel *                                           1,500,000     7,560

 CNET Networks *                                       2,000,000     18,880

 Digital Insight *                                     1,350,000     22,140

 Fastclick *                                           160,000       1,920

 HouseValues *                                         673,300       8,470

 Marchex,  Class B *                                   425,000       7,922

 MatrixOne *                                           1,250,000     5,963

 Sina *                                                850,000       26,401

 The Knot *+                                           1,350,000     9,720

 WebSideStory *                                        200,000       2,450

                                                                     111,426

 IT Services  2.8%
 BISYS Group *                                         1,300,000     20,384

 Certegy                                               1,300,000     45,006

 Global Payments                                       500,000       32,245

 Maximus                                               350,000       11,722

 Paychex                                               100,000       3,282

 RightNow Technologies *                               868,800       10,651

 SkillSoft ADR *                                       3,500,000     12,880

 SRA International, Class A *                          100,000       6,025

 TALX Corporation                                      825,000       14,982

                                                                     157,177

 Semiconductor & Semiconductor Equipment  6.3%
 Advanced Energy Industries *                          800,000       7,736

 Altera *                                              600,000       11,868

 AMIS Holdings *                                       1,424,075     16,078

 Analog Devices                                        750,000       27,105

 Atheros Communications *                              500,000       5,135

 ATMI *                                                1,084,300     27,151

 Cabot Microelectronics *                              300,000       9,414

 CEVA *                                                332,109       2,458

 Cognex                                                200,000       4,976

 Credence Systems *                                    1,000,000     7,910

 Cymer *                                               1,000,000     26,770

Cypress Semiconductor *                                825,000       10,395

 FEI *                                                 475,000       10,996

 Integrated Circuit Systems *                          1,200,000     22,944

 Intersil Holding, Class A                             1,150,000     19,918

 Intevac *                                             1,000,000     9,430

 Lattice Semiconductor *                               1,700,000     9,129

 Linear Technology                                     200,000       7,662

 Maxim Integrated Products                             750,000       30,652

 Micrel *                                              1,175,000     10,833

 Microsemi *                                           550,000       8,960

 MKS Instruments *                                     1,000,000     15,880

 PDF Solutions *                                       426,700       5,974

 PMC-Sierra *                                          750,000       6,600

 Semtech *                                             950,000       16,976

 Silicon Laboratories *                                125,000       3,714

 Virage Logic *                                        150,000       1,644

 Xilinx                                                500,000       14,615

                                                                     352,923

 Software  8.4%
 Activision *                                          2,250,000     33,300

 Agile Software *+                                     2,900,000     21,112

 Altiris *                                             1,050,000     25,042

 Blackbaud                                             59,703        752

 Cadence Design Systems *                              500,000       7,475

 Concord Communications *                              211,500       2,140

 Convera *                                             1,500,000     7,770

 FactSet Research Systems                              750,000       24,757

 FileNet *                                             1,000,000     22,780

 Informatica *                                         1,100,000     9,097

 Internet Security Systems *                           150,000       2,745

 Jack Henry & Associates                               1,750,000     31,482

 Kronos *                                              1,050,000     53,665

 Macromedia *                                          1,150,000     38,525

 Magma Design Automation *                             1,425,000     16,915

 McAfee *                                              1,000,000     22,560

 Mercury Interactive *                                 650,000       30,797

 Motive *                                              1,004,700     10,047

 Nassda *                                              1,000,000     6,660

 NetIQ *                                               2,000,000     22,860

 Open Solutions *                                      850,000       16,856

 Phase Forward *                                       500,000       3,265

 Quest Software *                                      800,000       11,072

 Red Hat *                                             1,450,000     15,820

 RSA Security *                                        725,000       11,491

 Salesforce.com *                                      650,000       9,744

 THQ *                                                 84,100        2,367

 Verity *                                              1,450,000     13,703

                                                                     474,799

 Total Information Technology                                        1,248,320

 MATERIALS  1.2%
 Chemicals  0.6%
 Airgas                                                400,000       9,556

 Symyx Technologies *                                  1,000,000     22,050

                                                                     31,606

 Metals & Mining  0.6%
 Steel Dynamics                                        1,000,000     34,450

                                                                     34,450

 Total Materials                                                     66,056

 TELECOMMUNICATION SERVICES  4.5%
 Diversified Telecommunication Services  0.0%
 Arbinet Holdings *                                    45,000        857

 Callwave *                                            95,400        563

                                                                     1,420

 Wireless Telecommunication Services  4.5%
 Alamosa Holdings *                                    450,000       5,252

 Crown Castle International *                          1,750,000     28,105

 Nextel Partners, Class A *                            2,850,000     62,586

 NII Holdings, Class B *                               2,225,000     127,937

 SBA Communications *                                  300,000       2,748

 Ubiquitel *                                           450,000       3,015

 US Unwired, Class A *                                 2,500,000     10,513

 Wireless Facilities *                                 2,000,000     12,500

                                                                     252,656

 Total Telecommunication Services                                    254,076

 Total Common Stocks (Cost  $3,481,170)                              5,616,406

 CONVERTIBLE PREFERRED STOCKS  0.0%
 HEALTH CARE  0.0%
 Health Care Equipment & Supplies  0.0%
 Control Delivery Systems, Series A *++*                74,432       1,000

 Total Convertible Preferred Stocks (Cost  $4,000)                   1,000

 SHORT-TERM INVESTMENTS  0.5%
 Money Market Fund  0.5%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       28,374,595    28,375

 Total Short-Term Investments (Cost  $28,375)                        28,375

 Total Investments in Securities
 100.3% of Net Assets (Cost $3,513,545)                            $ 5,645,781


 (1) Denominated in U.S. dollars unless otherwise noted
  #  Seven-day yield
  *  Non-income producing
  * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
 ADR American Depository Receipts


 +Affiliated Companies
 ($ 000s)
 The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

                      Purchase      Sales    Investment          Value
 Affiliate            Cost          Cost     Income       12/31/04    3/31/05
 AC Moore Arts &
 Crafts               $  -         $  -        $ -        $ 28,810    $26,660
 Actuant                 -            -          -            **       65,970
 Agile Software          -           1,095       -          21,112     24,510
 Christopher &
 Banks                   -            -          80         35,200     36,900
 Convera                 -            -          -            **       6,990
 Endologix               -            -          -            **       4,661
 HealthStream            -            -          -          6,710      6,445
 Keryx
 Biopharmaceuticals      -            -          -            **       3,182
 META Group              -            -          -            **       3,784
 Mobile Mini             -            -          -          44,451     36,344
 Multimedia Games        -           41,385      -            **       35,460
 Myogen                  -            -          -            **       5,770
 Myogen, Warrants
 9/29/09                 -            -          -            **       31
 School Specialty        -            -          -          58,740     57,840
 Spanish
 Broadcasting            -            -          -          25,650     26,400
 The Finish Line         -           4,321       50         43,985     40,260
 The Knot                -            -          -          9,720      6,818
 Tuesday Morning         -           1,228       -          57,740     64,323
 T. Rowe Reserve
 Investment Fund         *            *          189        28,375     89,845
 Totals                                         $319      $ 358,343   $544,343


 *Purchase and sale information not shown for cash management funds. **The issuer was not considered an affiliated company at March 31, 2005.


 ++Restricted Securities
 ($000s)
 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $16,244 and represents 0.3% of net assets.

                                       Acquisition             Acquisition
 Description                           Date                    Cost
 BJ's Restaurant                         3/14/05                 $  7,750

 Control Delivery Systems, Series A      8/9/00                     4,000

 Myogen, Warrants, 9/29/09               9/29/04                    14

 Theravance                              10/4/04                    1,040

 Theravance, Series D1                   3/31/05                    4,620

 Totals                                                          $  17,424

 The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the issuer.

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price New Horizons Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $3,513,545,000. Net unrealized gain aggregated $2,132,236,000 at period-end, of which $2,424,480,000 related to appreciated investments and $292,244,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005